Discontinued Operations and Long-Lived Assets to be Disposed of (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Aug. 31, 2011 Advanced Metals Materials [Member]	Dec. 31, 2011 Advanced Metals Materials [Member]	Dec. 31, 2010 Advanced Metals Materials [Member]	Jun. 30, 2012 Advanced Metals Materials [Member]	Aug. 05, 2011 Advanced Metals Materials [Member]	Dec. 31, 2011 Liquidmetal Technologies Korea [Member]	Dec. 31, 2010 Liquidmetal Technologies Korea [Member]	Dec. 01, 2011 Liquidmetal Technologies Korea [Member]	Dec. 31, 2011 Liquidmetal Coatings LLC [Member]	Dec. 31, 2010 Liquidmetal Coatings LLC [Member]	Jun. 30, 2012 Liquidmetal Coatings LLC [Member]	Dec. 20, 2011 Liquidmetal Coatings LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase price of investors													$ 100				$ 3,000,000
Consideration received on sale of stock						720,000
Promissory note receivable			200,000	0	200,000		200,000		200,000	200,000
Interest rate on promissory note receivable (in hundredths)						8.00%
Loss from operations of discontinued operations, net of taxes	112,000	541,000					(370,000)	0			(58,000)	(2,623,000)		(335,000)	(55,000)
Equity method investment, ownership percentage (in hundredths)																72.86%
Reduction equity method investment ownership percentage (in hundredths)																0.67%
Operating results of discontinued operations
Revenue							200,000	0			0	3,000		9,732,000	9,794,000
Gain on disposal of subsidiary, net			12,109,000	0			370,000	0			512,000	0		11,227,000	0
Loss from operations of discontinued operations, net of taxes	112,000	541,000					(370,000)	0			(58,000)	(2,623,000)		(335,000)	(55,000)
ASSETS OF LMTK
Restricted cash												46,000
Prepaid expenses and other current assets												375,000			392,000
Property, plant and equipment, net												3,288,000			759,000
Other assets												49,000			120,000
Total of long-lived assets to be disposed												$ 3,844,000			$ 3,978,000